Class A Ordinary Share Subject To Possible Redemption - Summary Of Reconciliation Of Class A Ordinary Shares Subject to Possible Redemption Reflected on The Condensed Balance Sheet (Detail) - USD ($)	3 Months Ended	4 Months Ended	7 Months Ended	9 Months Ended
	Sep. 30, 2020	Sep. 30, 2020	Dec. 31, 2020	Sep. 30, 2021
Temporary Equity [Line Items]
Gross proceeds		$ 575,000,000	$ 575,000,000
Accretion of carrying value to redemption value	$ (59,490,575)		(59,490,575)
Class A ordinary shares subject to possible redemption			575,000,000 [1]	$ 575,000,000
Common Class A [Member]
Temporary Equity [Line Items]
Gross proceeds			575,000,000	575,000,000
Fair Value Of Public Warrants At Issuance			28,750,000	28,750,000
Offering Costs Allocated To Common Stock Subject To Possible Redemption			30,740,575	30,740,575
Accretion of carrying value to redemption value			(59,490,575)	(59,490,575)
Class A ordinary shares subject to possible redemption			$ 575,000,000	$ 575,000,000

[1]	See Note 2, Revision to Previously Issued Financial Statements.